Capital and funding - Narrative (Details) - shares	1 Months Ended	11 Months Ended	12 Months Ended
	Dec. 31, 2025	Dec. 08, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of classes of share capital [line items]
Number of shares acquired (in shares)			27,815,955	27,368,909
Number of treasury shares cancelled (in shares)			13,288,138
Number of ordinary shares held by employee share ownership trust (in shares)	1,208,143		1,208,143	1,776,250
Number of treasury shares cancelled after share consolidation (in shares)			51,625,153
Number of ordinary shares held by other group companies in connection with share-based compensation plans (in shares)	314,912		314,912	290,198
Ordinary shares
Disclosure of classes of share capital [line items]
Number of treasury shares cancelled (in shares)			64,913,291		112,746,434
Number of treasury shares cancelled after share consolidation (in shares)	51,625,153	13,288,138